787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

August 11, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Specialty Series
Securities Act File No. 333-111662
Investment Company Act File No. 811-21482

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 28 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 28 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to add two new series to the Registrant, the SunAmerica Focused Alpha Growth Fund and the SunAmerica Focused Alpha Large-Cap Fund (each, a “Fund”). The investment goal of each Fund is growth of capital.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on October 25, 2011.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8681.

Sincerely,

/s/ Armando Capasso

Armando Capasso

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management Corp.
Margery K. Neal, Esq., Willkie Farr & Gallagher LLP

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